Employee benefit obligation - Carrying value of benefit obligations (Details) - Benefit obligation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Balance at beginning of period	$ 2,560	$ 2,330
Increases
Provision for the year	602	635
Actuarial (gain) loss	(252)	80
Interest expense	22	7
Reductions
Payments	(372)	(309)
Effects of foreign exchange	(137)	(183)
Balance at end of period	$ 2,423	$ 2,560